Loss per share (EPS) (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
As at December 31, after conversion and share split
Outstanding common shares	43,026,460	37,427,265	28,673,985
Weighted average number of common shares outstanding	38,108,434	32,743,605	27,968,142
Potential number of shares resulting from the exercise of warrants	3,207,819	2,258,319	1,635,606
Potential number of shares resulting from conversion of the bond	4,510,356